Note 7 - Intangible Assets (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2011	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
One Velocity Inc [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 180 days
Color Broadband Communications Inc [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 120 days
Delos Internet [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years 60 days
Finite-Lived Intangible Assets, Remaining Amortization Period						1 year 120 days
Licensing Agreements [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						$ 534,555
Amortization of Intangible Assets		$ 417,883	$ 98,068	$ 622,556	$ 196,136	392,272	$ 888,969	$ 3,093,817
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						$ 534,555